RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties	The following table summarizes other transactions the partnership has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2021	2020	2019
Transactions during the period
Business services revenues (1)	$439	$612	$452
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Balances at end of period:
Accounts and other receivable, net	$138	$98
Accounts payable and other (1)	549	97
Non-recourse borrowings in subsidiaries of the partnership	56	—
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(1)Includes $326 million (December 31, 2020: $nil) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.